Share-based payments (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Sharebased Payment Arrangements [Abstract]
Reconciliation of Outstanding Share Based Payments
a.	Reconciliation of outstanding share based payments

Series	Grant Date(1)	Expiry Date	Exercise Price	Opening Balance	Granted No. (during the year)	Exercised No. (during the year)	Lapsed/Forfeited* No. (during the year)		Closing Balance	Vested and exercisable No (end of year)
32	10-Jul-15	30-Jun-22	AUD 4.20	1,753,334	—	—	(1,753,334)		—	—
33	26-Aug-15	16-Aug-22	AUD 4.05	75,000	—	—	(75,000)		—	—
34	27-Apr-16	06-Mar-23	AUD 2.80	1,858,979	—	—	(180,000)		1,678,979	1,678,979
34b	31-Oct-16	06-Mar-23	AUD 2.80	200,000	—	—	—		200,000	200,000
35a	08-Jul-20	08-Jul-23	AUD 2.86	1,500,000	—	—	—		1,500,000	1,500,000
36	06-Dec-16	05-Dec-23	AUD 1.31	623,000	—	(50,000)	(40,000)		533,000	533,000
36a	06-Dec-16	05-Dec-23	AUD 1.19	1,950,730	—	—	—		1,950,730	1,809,064
38	16-Sep-17	15-Sep-24	AUD 1.54	50,000	—	—	—		50,000	50,000
38a	16-Sep-17	15-Sep-24	AUD 1.40	150,000	—	—	—		150,000	150,000
39	13-Oct-17	12-Oct-24	AUD 1.94	1,090,000	—	—	(115,000)		975,000	975,000
39a	13-Oct-17	12-Oct-24	AUD 1.76	902,425	—	—	—		902,425	902,425
40	24-Nov-17	23-Nov-24	AUD 1.41	750,000	—	—	—		750,000	750,000
40a	24-Nov-17	23-Nov-24	AUD 1.28	750,000	—	—	—		750,000	—
41	18-Jun-18	17-Jun-25	AUD 1.52	200,000	—	—	—		200,000	200,000
42	11-Jul-18	10-Jul-25	AUD 1.56	200,000	—	—	—		200,000	200,000
43	18-Jul-18	17-Jul-25	AUD 1.87	4,201,666	—	(20,000)	(388,334)		3,793,332	3,793,332
43b	18-Jul-18	17-Jul-25	AUD 1.87	350,000	—	—	—		350,000	350,000
44	15-Jul-18	14-Jul-25	AUD 1.72	150,000	—	—	(150,000)		—	—
45	30-Nov-18	29-Nov-25	AUD 1.33	590,000	—	—	—		590,000	590,000
46	19-Jan-19	18-Jan-26	AUD 1.45	3,333	—	—	—		3,333	3,333
47	19-Jan-19	18-Jan-26	AUD 1.45	150,000	—	—	—		150,000	150,000
48	04-Apr-19	03-Apr-26	AUD 1.48	300,000	—	—	—		300,000	300,000
49	20-Jul-19	19-Jul-26	AUD 1.62	3,638,671	—	(113,334)	(277,999)		3,098,670	1,940,654
49	20-Jul-19	19-Jul-26	AUD 1.62		—		(148,668)	*
49a	20-Jul-19	19-Jul-26	AUD 1.47	3,999,998	—	—	(333,334)		3,499,998	1,316,665
49a	20-Jul-19	19-Jul-26	AUD 1.47		—		(166,666)	*
49b	20-Jul-19	19-Jul-26	AUD 1.47	1,346,667	—	—	—		1,346,667	673,334
49c	20-Jul-19	19-Jul-26	AUD 1.47	538,667	—	—	—		538,667	359,112
50	20-Jul-19	19-Jul-26	AUD 1.47	700,000	—	—	—		700,000	—
50a	20-Jul-19	19-Jul-26	AUD 1.47	400,000	—	—	—		400,000	—
51	29-Aug-19	28-Aug-26	AUD 1.47	150,000	—	—	(150,000)	*	—	—
52	29-Aug-19	28-Aug-26	AUD 1.62	400,000	—	—	—		400,000	266,666
53	29-Aug-19	28-Aug-26	AUD 1.47	800,000	—	—	—		800,000	533,334
54	25-Nov-19	24-Nov-26	AUD 1.98	295,000	—	—	(25,000)		153,334	146,668
54	25-Nov-19	24-Nov-26	AUD 1.98		—		(116,666)	*
55	29-May-19	28-May-26	AUD 1.48	350,000	—	—	—		350,000	300,000
56	18-Nov-19	17-Nov-26	AUD 1.83	200,000	—	—	—		200,000	133,332
57	25-Nov-19	24-Nov-26	AUD 1.80	100,000	—	—	—		100,000	100,000
58	25-Nov-19	24-Nov-26	AUD 1.98	450,000	—	—	—		450,000	300,000
59	24-Jan-20	23-Jan-27	AUD 3.38	10,000	—	—	—		10,000	10,000
61	17-Apr-20	16-Apr-27	AUD 2.51	50,000	—	—	(16,666)		—	—
61	17-Apr-20	16-Apr-27	AUD 2.51		—		(33,334)	*
63	18-May-20	17-May-27	AUD 4.02	1,200,000	—	—	—		1,200,000	800,000
63a	18-May-20	17-May-27	AUD 3.65	2,400,000	—	—	—		2,400,000	400,000
64	16-Jul-20	15-Jul-27	AUD 3.75	4,280,000	—	—	(225,003)		3,498,333	1,201,676
64	16-Jul-20	15-Jul-27	AUD 3.75				(556,664)	*
64a	16-Jul-20	15-Jul-27	AUD 3.41	3,050,000	—	—	(350,000)	*	2,700,000	133,334
64b	16-Jul-20	15-Jul-27	AUD 3.41	325,000	—	—	(325,000)	*	—	—
64c	16-Jul-20	15-Jul-27	AUD 3.41	350,000	—	—	—		350,000	—
64d	16-Jul-20	15-Jul-27	AUD 3.41	300,000	—	—	—		300,000	—
64e	16-Jul-20	15-Jul-27	AUD 3.41	1,200,000	—	—	—		1,200,000	—
65	26-Aug-20	25-Aug-27	AUD 5.76	5,000	—	—	—		5,000	1,667
66	11-Sep-20	10-Sep-27	AUD 4.78	200,000	—	—	—		200,000	100,000
67	08-Oct-20	07-Oct-27	AUD 3.84	200,000	—	—	(66,667)		—	—
67	08-Oct-20	07-Oct-27	AUD 3.84		—		(133,333)	*
68	20-Nov-20	19-Nov-27	AUD 3.60	200,000	—	—	—		200,000	66,666
69	20-Nov-20	19-Nov-27	AUD 3.60	100,000	—	—	—		100,000	100,000
71	17-Feb-21	16-Feb-28	AUD 2.67	250,000	—	—	—		250,000	—
72	15-Apr-21	14-Apr-28	AUD 2.28	—	200,000	—	—		200,000	66,667
73	30-Jun-21	30-Aug-21	AUD 0.00	45,746	—	(45,746)	—		—	—
74	08-Sep-21	07-Sep-28	AUD 1.77	—	3,973,000	—	(550,000)	*	3,423,000	—
74a	08-Sep-21	07-Sep-28	AUD 1.77	—	4,150,000	—	—		4,150,000	—
74b	08-Sep-21	07-Sep-28	AUD 1.77	—	1,550,000	—	—		1,550,000	—
74c	08-Sep-21	07-Sep-28	AUD 1.77	—	650,000	—	—		650,000	—
75	23-Dec-21	22-Dec-28	AUD 1.42	—	200,000	—	—		200,000	—
June 30, 2022				45,333,216	10,723,000	(229,080)	(6,176,668)		49,650,468	23,084,908
Weighted average share purchase price				AUD 2.42	AUD 1.77	AUD 1.25	AUD 2.99		AUD 2.21	AUD 2.06

(1)	The dates presented in the grant date column represent the date on which board approval was obtained. For valuation dates per IFRS 2, refer to Note 17(c).

Series	Grant Date(1)	Expiry Date	Exercise Price	Opening Balance	Granted No. (during the year)	Exercised No. (during the year)	Lapsed/Forfeited* No. (during the year)		Closing Balance	Vested and exercisable No (end of year)
32	10-Jul-15	30-Jun-22	USD 4.200	2,268,334	—	(515,000)	—		1,753,334	1,753,334
33	26-Aug-15	16-Aug-22	AUD 4.05	75,000	—	—	—		75,000	75,000
34	27-Apr-16	06-Mar-23	AUD 2.80	2,638,334	—	(769,355)	(10,000)		1,858,979	1,858,979
34a	27-Apr-16	17-Apr-23	AUD 2.74	200,000	—	(116,666)	(83,334)		—	—
34b	31-Oct-16	06-Mar-23	AUD 2.80	200,000	—	—	—		200,000	200,000
35	30-Jun-16	30-Jun-22(2)	AUD 2.20	900,000	—	(900,000)	—		—	—
35a	08-Jul-20	08-Jul-23	AUD 2.86	—	1,500,000	—	—		1,500,000	1,500,000
36	06-Dec-16	05-Dec-23	AUD 1.31	923,000	—	(300,000)	—		623,000	623,000
36a	06-Dec-16	05-Dec-23	AUD 1.19	2,519,064	—	(426,668)	(141,666)	*	1,950,730	1,809,064
36b	13-Jan-17	12-Jan-24	AUD 1.65	300,000	—	(300,000)	—		—	—
37	28-Jun-17	27-Jun-24	AUD 2.23	150,000	—	(150,000)	—		—	—
38	16-Sep-17	15-Sep-24	AUD 1.54	66,666	—	(16,666)	—		50,000	50,000
38a	16-Sep-17	15-Sep-24	AUD 1.40	150,000	—	—	—		150,000	150,000
39	13-Oct-17	12-Oct-24	AUD 1.94	1,655,000	—	(565,000)	—		1,090,000	1,090,000
39a	13-Oct-17	12-Oct-24	AUD 1.76	1,302,425	—	(400,000)	—		902,425	902,425
40	24-Nov-17	23-Nov-24	AUD 1.41	750,000	—	—	—		750,000	750,000
40a	24-Nov-17	23-Nov-24	AUD 1.28	750,000	—	—	—		750,000	—
41	18-Jun-18	17-Jun-25	AUD 1.52	200,000	—	—	—		200,000	200,000
42	11-Jul-18	10-Jul-25	AUD 1.56	200,000	—	—	—		200,000	133,334
43	18-Jul-18	17-Jul-25	AUD 1.87	5,398,334	—	(944,998)	(251,670)	*	4,201,666	2,526,653
43b	18-Jul-18	17-Jul-25	AUD 1.87	350,000	—	—	—		350,000	233,334
44	15-Jul-18	14-Jul-25	AUD 1.72	300,000	—	(150,000)	—		150,000	50,000
45	30-Nov-18	29-Nov-25	AUD 1.33	590,000	—	—	—		590,000	393,332
46	19-Jan-19	18-Jan-26	AUD 1.45	5,000	—	(1,667)	—		3,333	1,667
47	19-Jan-19	18-Jan-26	AUD 1.45	150,000	—	—	—		150,000	150,000
48	04-Apr-19	03-Apr-26	AUD 1.48	300,000	—	—	—		300,000	200,000
49	20-Jul-19	19-Jul-26	AUD 1.62	4,690,000	—	(523,661)	(6,666)		3,638,671	1,030,310
49	20-Jul-19	19-Jul-26	AUD 1.62		—		(521,002)	*
49a	20-Jul-19	19-Jul-26	AUD 1.47	5,500,000	—	(800,002)	(700,000)	*	3,999,998	400,001
49b	20-Jul-19	19-Jul-26	AUD 1.47	1,346,667	—	—	—		1,346,667	448,889
49c	20-Jul-19	19-Jul-26	AUD 1.47	538,667	—	—	—		538,667	179,556
50	20-Jul-19	19-Jul-26	AUD 1.47	700,000	—	—	—		700,000	—
50a	20-Jul-19	19-Jul-26	AUD 1.47	400,000	—	—	—		400,000	—
51	29-Aug-19	28-Aug-26	AUD 1.47	150,000	—	—	—		150,000	—
52	29-Aug-19	28-Aug-26	AUD 1.62	400,000	—	—	—		400,000	133,333
53	29-Aug-19	28-Aug-26	AUD 1.47	800,000	—	—	—		800,000	266,667
54	25-Nov-19	24-Nov-26	AUD 1.98	845,000	—	(98,334)	(11,667)		295,000	98,334
54	25-Nov-19	24-Nov-26	AUD 1.98		—		(439,999)	*
55	29-May-19	28-May-26	AUD 1.48	450,000	—	(100,000)	—		350,000	300,000
56	18-Nov-19	17-Nov-26	AUD 1.83	200,000	—	—	—		200,000	66,666
57	25-Nov-19	24-Nov-26	AUD 1.80	100,000	—	—	—		100,000	100,000
58	25-Nov-19	24-Nov-26	AUD 1.98	450,000	—	—	—		450,000	150,000
59	24-Jan-20	23-Jan-27	AUD 3.38	—	65,000	—	(55,000)	*	10,000	3,333
60	17-Apr-20	16-Apr-27	AUD 2.51	—	57,660	—	(57,660)	*	—	—
61	17-Apr-20	16-Apr-27	AUD 2.51	—	250,000	—	(200,000)	*	50,000	16,666
63	18-May-20	17-May-27	AUD 4.02	—	1,200,000	—	—		1,200,000	400,000
63a	18-May-20	17-May-27	AUD 3.65	—	2,400,000	—	—		2,400,000	—
64	16-Jul-20	15-Jul-27	AUD 3.75	—	5,970,000	—	(1,690,000)	*	4,280,000	—
64a	16-Jul-20	15-Jul-27	AUD 3.41	—	3,400,000	—	(350,000)	*	3,050,000	—
64b	16-Jul-20	15-Jul-27	AUD 3.41	—	325,000	—	—		325,000	—
64c	16-Jul-20	15-Jul-27	AUD 3.41	—	350,000	—	—		350,000	—
64d	16-Jul-20	15-Jul-27	AUD 3.41	—	300,000	—	—		300,000	—
64e	16-Jul-20	15-Jul-27	AUD 3.41	—	1,200,000	—	—		1,200,000	—
65	26-Aug-20	25-Aug-27	AUD 5.76	—	140,000	—	(135,000)	*	5,000	—
66	11-Sep-20	10-Sep-27	AUD 4.78	—	200,000	—	—		200,000	—
67	08-Oct-20	07-Oct-27	AUD 3.84	—	240,000	—	(40,000)	*	200,000	—
68	20-Nov-20	19-Nov-27	AUD 3.60	—	200,000	—	—		200,000	—
69	20-Nov-20	19-Nov-27	AUD 3.60	—	100,000	—	—		100,000	100,000
71	17-Feb-21	16-Feb-28	AUD 2.67	—	250,000	—	—		250,000	—
73	30-Jun-21	30-Aug-21	AUD 0.00	—	45,746	—	—		45,746	45,746
June 30, 2021				38,911,491	18,193,406	(7,078,017)	(4,693,664)		45,333,216	18,389,623
Weighted average share purchase price				AUD 1.86	AUD 3.56	AUD 2.06	AUD 2.76		AUD 2.42	AUD 2.15

(1)	The dates presented in the grant date column represent the date on which board approval was obtained. For valuation dates per IFRS 2, refer to Note 17(c).
(2)

Based on the amended terms, the incentive rights granted pursuant to the Equity Facility Agreement with Kentgrove Capital, dated June 30, 2016, will expire thirty six months after the effective date, July 1, 2019.

Series	Grant Date(1)	Expiry Date	Exercise Price	Opening Balance	Granted No. (during the year)	Exercised No. (during the year)	Lapsed/Forfeited* No. (during the year)		Closing Balance	Vested and exercisable No (end of year)
INC	07-Dec-10	26-Oct-19	USD 0.340	319,892	—	(319,892)	—		—	—
25b	12-Dec-14	31-Oct-19	USD 4.490	50,000	—	—	(50,000)		—	—
28/LF13	09-Oct-14	08-Oct-19	AUD 4.52	75,000	—	—	(75,000)		—	—
29	25-Nov-14	24-Nov-19	AUD 4.00	240,000	—	—	(240,000)		—	—
LF14	06-Jan-15	16-Dec-19	AUD 4.66	150,000	—	—	(150,000)		—	—
31b	12-May-15	16-Feb-20	AUD 4.28	200,000	—	—	(200,000)		—	—
32	10-Jul-15	30-Jun-22	AUD 4.20	2,308,334	—	—	(40,000)		2,268,334	2,268,334
33	26-Aug-15	16-Aug-22	AUD 4.05	75,000	—	—	—		75,000	75,000
34	27-Apr-16	06-Mar-23	AUD 2.80	3,193,334	—	(475,000)	(70,000)		2,638,334	2,638,334
34	27-Apr-16	06-Mar-23	AUD 2.80				(10,000)	*
34a	27-Apr-16	17-Apr-23	AUD 2.74	200,000	—	—	—		200,000	200,000
34b	31-Oct-16	06-Mar-23	AUD 2.80	200,000	—	—	—		200,000	200,000
35	30-Jun-16	18-Jan-21	AUD 2.20	1,500,000	—	(600,000)	—		900,000	900,000
36	06-Dec-16	05-Dec-23	AUD 1.31	1,670,000	—	(720,334)	(26,666)		923,000	923,000
36a	06-Dec-16	05-Dec-23	AUD 1.19	4,188,000	—	(1,527,270)	(141,666)		2,519,064	2,023,232
36b	13-Jan-17	12-Jan-24	AUD 1.65	300,000	—	—	—		300,000	300,000
37	28-Jun-17	27-Jun-24	AUD 2.23	150,000	—	—	—		150,000	150,000
38	16-Sep-17	15-Sep-24	AUD 1.54	100,000	—	(33,334)	—		66,666	33,334
38a	16-Sep-17	15-Sep-24	AUD 1.40	150,000	—	—	—		150,000	150,000
39	13-Oct-17	12-Oct-24	AUD 1.94	1,978,333	—	(310,000)	(13,333)		1,655,000	999,994
39a	13-Oct-17	12-Oct-24	AUD 1.76	1,900,000	—	(297,575)	(300,000)		1,302,425	1,302,425
40	24-Nov-17	23-Nov-24	AUD 1.41	750,000	—	—	—		750,000	500,000
40a	24-Nov-17	23-Nov-24	AUD 1.28	750,000	—	—	—		750,000	—
41	18-Jun-18	17-Jun-25	AUD 1.52	200,000	—	—	—		200,000	133,334
42	11-Jul-18	10-Jul-25	AUD 1.56	200,000	—	—	—		200,000	66,667
43	18-Jul-18	17-Jul-25	AUD 1.87	5,845,000	—	(389,999)	(9,999)		5,398,334	1,544,992
43	18-Jul-18	17-Jul-25	AUD 1.87				(46,668)	*
43b	18-Jul-18	17-Jul-25	AUD 1.87	—	350,000	—	—		350,000	116,667
44	15-Jul-18	14-Jul-25	AUD 1.72	300,000	—	—	—		300,000	100,000
45	30-Nov-18	29-Nov-25	AUD 1.33	590,000	—	—	—		590,000	196,666
46	19-Jan-19	18-Jan-26	AUD 1.45	5,000	—	—	—		5,000	1,667
47	19-Jan-19	18-Jan-26	AUD 1.45	150,000	—	—	—		150,000	150,000
48	04-Apr-19	03-Apr-26	AUD 1.48	—	300,000	—	—		300,000	100,000
49	20-Jul-19	19-Jul-26	AUD 1.62	—	4,810,000	—	(120,000)	*	4,690,000	—
49a	20-Jul-19	19-Jul-26	AUD 1.47	—	5,500,000	—	—		5,500,000	—
49b	20-Jul-19	19-Jul-26	AUD 1.47	—	1,346,667	—	—		1,346,667	—
49c	20-Jul-19	19-Jul-26	AUD 1.47	—	538,667	—	—		538,667	—
50	20-Jul-19	19-Jul-26	AUD 1.47	—	700,000	—	—		700,000	—
50a	20-Jul-19	19-Jul-26	AUD 1.47	—	400,000	—	—		400,000	—
51	29-Aug-19	28-Aug-26	AUD 1.47	—	300,000	(150,000)	—		150,000	—
52	29-Aug-19	28-Aug-26	AUD 1.62	—	400,000	—	—		400,000	—
53	29-Aug-19	28-Aug-26	AUD 1.47	—	800,000	—	—		800,000	—
54	25-Nov-19	24-Nov-26	AUD 1.98	—	845,000	—	—		845,000	—
55	29-May-19	28-May-26	AUD 1.48	—	450,000	—	—		450,000	300,000
56	18-Nov-19	17-Nov-26	AUD 1.83	—	200,000	—	—		200,000	—
57	25-Nov-19	24-Nov-26	AUD 1.80	—	100,000	—	—		100,000	—
58	25-Nov-19	24-Nov-26	AUD 1.98	—	450,000	—	—		450,000	—
June 30, 2020				27,737,893	17,490,334	(4,823,404)	(1,493,332)		38,911,491	15,373,646
Weighted average share purchase price				AUD 2.06	AUD 1.57	AUD 1.60	AUD 2.80		AUD 1.86	AUD 2.25

(1)	The dates presented in the grant date column represent the date on which board approval was obtained. For valuation dates per IFRS 2, refer to Note 17(c).

Summary of Valuations of Options Approved and Granted

The model inputs for the valuations of options approved and granted during the year ended June 30, 2022 are as follows:

Series	Valuation date(1)	Exercise price per share AUD	Share price at acceptance date AUD	Expected share price volatility	Life(2)	Dividend yield	Risk-free interest rate
72	05-May-21	2.28	1.94	66.62%	6.3 yrs	0%	0.69%
74	10-Nov-21	1.95	1.69	65.85%	6.2 yrs	0%	1.31%
74a	30-Jun-22	1.77	0.65	65.55%	5.6 yrs	0%	3.36%
74b	30-Jun-22	1.77	0.65	65.55%	5.6 yrs	0%	3.36%
74c	15-Feb-22	1.77	1.16	65.89%	5.9 yrs	0%	1.91%
75	17-Mar-22	1.42	1.21	65.98%	6.1 yrs	0%	2.18%

(1)

Valuation date is the date at which the entity and the employee agree to a share-based payment arrangement, being when the entity and the employee have a shared understanding of the terms and conditions of the arrangement.

(2)	Expected life after factoring likely early exercise.

The model inputs for the valuations of options approved and granted during the year ended June 30, 2021 are as follows:

Series	Valuation date(1)	Exercise price per share AUD	Share price at acceptance date AUD	Expected share price volatility	Life(2)	Dividend yield	Risk-free interest rate
61	28-Jul-20	2.51	3.60	60.95%	6.1 yrs	0%	0.44%
63	08-Apr-21	4.02	2.21	66.74%	5.5 yrs	0%	0.65%
63a	05-Jul-21	3.65	2.03	66.45%	5.3 yrs	0%	0.72%
64	28-Jul-20	3.75	3.60	60.95%	6.3 yrs	0%	0.44%
64a	05-Jul-21	3.41	2.03	66.45%	5.5 yrs	0%	0.72%
64b	30-Jun-21	3.41	2.09	66.48%	5.5 yrs	0%	0.77%
64c	25-Nov-20	3.41	4.12	65.36%	6.0 yrs	0%	0.30%
64d	30-Jun-22	3.41	0.65	65.55%	4.6 yrs	0%	3.36%
64e	05-Jul-21	3.41	2.03	66.45%	5.5 yrs	0%	0.72%
65	25-Sep-20	5.76	5.02	63.16%	6.3 yrs	0%	0.34%
66	16-Oct-20	4.78	3.24	65.17%	6.3 yrs	0%	0.27%
67	10-Nov-20	3.84	3.22	65.06%	6.3 yrs	0%	0.30%
68	24-Dec-20	3.60	2.38	67.22%	6.3 yrs	0%	0.35%
69	24-Dec-20	3.60	2.38	67.22%	6.3 yrs	0%	0.35%
71	29-Mar-21	2.67	2.35	66.81%	6.2 yrs	0%	0.66%
73	30-Jun-21	0.00	2.09	66.48%	0.2 yrs	0%	0.77%

(1)

Valuation date is the date at which the entity and the employee agree to a share-based payment arrangement, being when the entity and the employee have a shared understanding of the terms and conditions of the arrangement.

(2)	Expected life after factoring likely early exercise.

The model inputs for the valuations of options approved and granted during the year ended June 30, 2020 are as follows:

Series	Valuation date(1)	Exercise price per share AUD	Share price at acceptance date AUD	Expected share price volatility	Life(2)	Dividend yield	Risk-free interest rate
43b	14-May-20	1.87	3.55	60.39%	4.5 yrs	0%	0.37%
49	17-Sep-19	1.62	1.93	54.10%	6.1 yrs	0%	0.89%
49a	15-Mar-20	1.47	1.87	55.48%	5.8 yrs	0%	0.56%
49a	17-Dec-19	1.47	1.93	53.65%	5.9 yrs	0%	0.82%
49b	27-Nov-19	1.47	1.83	53.85%	6.3 yrs	0%	0.73%
49c	27-Nov-19	1.47	1.83	53.85%	6.3 yrs	0%	0.73%
50	13-Sep-19	1.47	1.88	54.02%	6.1 yrs	0%	0.93%
50a	16-Sep-19	1.47	2.03	54.21%	6.1 yrs	0%	0.95%
51	28-Mar-20	1.47	1.17	55.60%	5.7 yrs	0%	0.45%
52	17-Dec-19	1.62	1.93	53.65%	6.0 yrs	0%	0.82%
53	26-Mar-20	1.47	1.17	58.30%	5.8 yrs	0%	0.47%
54	28-Jan-20	1.98	2.86	56.63%	6.1 yrs	0%	0.71%
56	27-Nov-19	1.83	1.83	53.80%	6.3 yrs	0%	0.73%
57	25-Nov-19	1.80	1.80	53.82%	6.3 yrs	0%	0.82%
58	10-Apr-20	1.98	1.97	57.65%	5.9 yrs	0%	0.45%
59	24-May-20	3.38	3.79	60.56%	6.0 yrs	0%	0.40%
60	25-May-20	2.51	3.79	60.56%	6.2 yrs	0%	0.40%

(1)

Valuation date is the date at which the entity and the employee agree to a share-based payment arrangement, being when the entity and the employee have a shared understanding of the terms and conditions of the arrangement.

(2)	Expected life after factoring likely early exercise.